Bank and Other Borrowings (Details) - Schedule of bank and other borrowings - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of bank and other borrowings [Abstract]
Short-term bank and other borrowings	[1]	$ 2,395	$ 5,000
Long-term bank borrowings, current portion	[2]	12,975	12,975
Bank borrowings, current		15,370	17,975
Long-term bank borrowings, non-current portion	[2]	1,250
Total borrowings		$ 16,620	$ 17,975

[1]	The short-term bank and other borrowings outstanding as of December 31, 2019 and December 31, 2020 bore a weighted average interest rate of 13.76% and 74.32% per annum, respectively, and were denominated in RMB, INR and US$. These borrowings were obtained from financial institutions, third-party entities and a related party (Note 18).
[2]	The long-term bank borrowings as of December 31, 2019 and 2020 from Partners For Growth IV, L.P. (“PFG4”) and Partners For Growth V, L.P (“PFG5”) that are financial institutions located in the United States, bearing weighted average interest rates of 10.07% and 11.26% per annum, respectively. The loans were denominated in US$.